Portfolio of Investments	/ 1
Longleaf Partners Global Fund
September 30, 2024 (Unaudited)

Common Stocks
	Shares	Value	% of Net Assets
Apparel & Textile Products
Compagnie Financiere Richemont S.A. (Switzerland)	57,272	$9,095,577	3.5%
Asset Management
Affiliated Managers Group, Inc.	78,650	13,983,970	5.4
Exor N.V. (Netherlands)	128,202	13,747,615	5.3
		27,731,585	10.7
Commercial Support Services
Eurofins Scientific (France)	227,354	14,418,550	5.6
Entertainment Content
Vivendi S.A. (France)	852,733	9,867,351	3.8
Warner Bros Discovery, Inc.(a)	658,344	5,431,338	2.1
		15,298,689	5.9
Food
Glanbia PLC(a) (Ireland)	358,189	6,305,498	2.5
Household Products
Reckitt Benckiser Group PLC	151,321	9,258,714	3.6
Internet Media & Services
Delivery Hero SE(a) (Germany)	283,421	11,430,251	4.4
IAC, Inc.(a)	244,945	13,182,941	5.1
Prosus N.V.(a) (Netherlands)	262,361	11,468,982	4.5
		36,082,174	14.0
Leisure Facilities & Services
Accor SA (France)	122,118	5,309,947	2.1
Entain PLC (United Kingdom)	731,559	7,474,657	2.9
Live Nation Entertainment, Inc.(a)	91,190	9,984,393	3.9
MGM Resorts International(a)	173,857	6,796,070	2.6
		29,565,067	11.5
Leisure Products
Mattel, Inc.(a)	456,579	8,697,830	3.4
Medical Equipment & Devices
Bio-Rad Laboratories, Inc. – Class A(a)	32,673	10,931,732	4.2
Oil & Gas Producers
CNX Resources Corporation(a)	509,165	16,583,504	6.5
Retail - Consumer Staples
Albertsons Companies, Inc. – Class A	258,153	4,770,667	2.0
Technology Services
Fidelity National Information Services, Inc.	144,449	12,097,604	4.7
Telecommunications
Millicom International Cellular SA(a) (Sweden)	545,522	14,816,216	5.8
Transportation & Logistics
FedEx Corporation	46,285	12,667,279	4.9
Total Common Stocks (Cost $176,928,884)		228,320,686	88.8

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Short-Term Obligations
	Par Value	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 4.04%, dated 9/30/2024, due 10/1/2024 Repurchase price $32,197,613 (Collateral: $32,837,880 U.S. Treasury Note, 4.625% due 09/30/2028, Par $31,533,500) (Cost $32,194,000)	32,194,000	$32,194,000	12.5%
Total Investments - (Cost $209,122,884)		260,514,686	101.3
Other Assets (Liaibilities), Net		(3,248,305)	(1.3)
Net Assets		$257,266,381	100.0%

(a)	Non-income producing security.